Share-based compensation - Schedule of Information about the Performance Stock Units Granted (Detail) - Performance Stock Units [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units	786,147
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units	127,316
Performance Vesting Price per Share | $ / shares	$ 17.60
Time Vesting (continued employment)	May 31, 2017
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units	140,806
Performance Vesting Price per Share | $ / shares	$ 18.48
Time Vesting (continued employment)	May 31, 2018
Tranche 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units	155,212
Performance Vesting Price per Share | $ / shares	$ 19.40
Time Vesting (continued employment)	May 31, 2019
Tranche 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units	171,612
Performance Vesting Price per Share | $ / shares	$ 20.37
Time Vesting (continued employment)	May 31, 2020
Tranche 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units	191,201
Performance Vesting Price per Share | $ / shares	$ 21.39
Time Vesting (continued employment)	May 31, 2021